UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code:	617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Regional Bank Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2007

John Hancock
Regional Bank Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 99.47%		$1,970,373,890

(Cost $671,582,119)

Asset Management & Custody Banks 7.17%		141,951,345

Bank of New York Co., Inc. (The) (NY)	803,898	32,163,959
Mellon Financial Corp. (PA)	991,554	42,379,018
Northern Trust Corp. (IL)	252,500	15,339,375
State Street Corp. (MA)	732,850	52,068,993

Consumer Finance 2.76%		54,594,736

Capital One Financial Corp. (VA)	679,039	54,594,736

Diversified Banks 11.30%		223,955,463

Comerica, Inc. (MI)	153,697	9,114,232
Toronto-Dominion Bank (The) (Canada)	280,960	16,655,309
U.S. Bancorp. (MN)	1,873,487	66,696,137
Wachovia Corp. (NC)	1,173,477	66,301,451
Wells Fargo & Co. (CA)	1,814,820	65,188,334

Other Diversified Financial Services 7.70%		152,588,500

Bank of America Corp. (NC)	1,305,941	68,666,378
Citigroup, Inc. (NY)	773,790	42,659,043
JPMorgan Chase & Co. (NY)	810,192	41,263,079

Regional Banks 64.56%		1,278,871,831

Alabama National Bancorp. (AL)	165,250	11,620,380
Bank of Hawaii Corp. (HI)	135,700	7,103,895
Bank of the Ozarks, Inc. (AR)	44,550	1,346,747
BB&T Corp. (NC)	1,026,432	43,377,016
BOK Financial Corp. (OK)	123,500	6,566,495
Boston Private Financial Holdings, Inc. (MA)	115,650	3,344,598
Bryn Mawr Bank Corp. (PA)	383,894	9,251,845
Cascade Bancorp. (OR)	140,000	3,686,200
Chittenden Corp. (VT)	1,094,357	33,334,114
City Holding Co. (WV)	112,756	4,521,516
City National Corp. (CA)	561,700	40,403,081
CoBiz, Inc. (CO)	354,600	7,311,852
Colonial BancGroup, Inc. (The) (AL)	1,205,100	29,573,154
Commerce Bancshares, Inc. (MO)	907,299	44,566,527
Commercial Bankshares, Inc. (FL)	284,456	13,835,940
Compass Bancshares, Inc. (AL)	1,019,625	62,095,163
Cullen/Frost Bankers, Inc. (TX)	1,080,450	57,836,488
Dearborn Bancorp., Inc. (MI)	244,149	4,289,698
East West Bancorp., Inc. (CA)	846,900	32,520,960
Eurobancshares, Inc. (Puerto Rico) (I)	99,870	867,870
F.N.B. Corp. (PA)	290,257	5,105,621
First Horizon National Corp. (TN)	1,224,800	53,401,280
First Midwest Bancorp., Inc. (IL)	241,200	9,054,648

John Hancock
Regional Bank Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

First Republic Bank (CA)	180,614	9,702,584
First State Bancorp. (NM)	276,100	6,383,432
Fulton Financial Corp. (PA)	1,315,734	21,051,744
Glacier Bancorp., Inc. (MT)	352,200	8,266,134
Hancock Holding Co. (MS)	280,094	13,161,617
Huntington Bancshares, Inc. (OH)	130,000	3,026,400
Independent Bank Corp. (MA) (W)	735,000	23,637,600
Independent Bank Corp. (MI)	303,765	6,704,094
KeyCorp (OH)	721,934	27,556,221
M&T Bank Corp. (NY)	395,653	47,996,665
Marshall & Ilsley Corp. (WI)	1,207,189	56,810,314
MB Financial, Inc. (IL)	349,650	12,909,078
Mercantile Bankshares Corp. (MD)	532,075	25,066,053
National City Corp. (OH)	1,127,712	42,683,899
PNC Financial Services Group, Inc. (The) (PA)	606,350	44,730,439
Prosperity Bancshares, Inc. (TX)	195,449	6,840,715
Provident Bankshares Corp. (MD)	184,389	6,534,746
Regions Financial Corp. (AL)	1,310,685	47,525,438
Seacoast Banking Corp. of Florida (FL)	548,790	12,682,537
Sky Financial Group, Inc. (OH)	431,000	12,218,850
South Financial Group, Inc. (The) (SC)	160,550	4,148,612
Southcoast Financial Corp. (SC)	156,010	3,463,422
Sterling Bancshares, Inc. (TX)	884,217	10,654,815
SunTrust Banks, Inc. (GA)	796,337	66,175,605
Susquehanna Bancshares, Inc. (PA)	43,093	1,087,667
SVB Financial Group (CA) (I)	555,000	25,890,750
Synovus Financial Corp. (GA)	504,750	16,116,667
Taylor Capital Group, Inc. (IL)	136,250	5,173,412
TCF Financial Corp. (MN)	2,067,384	52,470,206
TriCo Bancshares (CA)	655,150	17,662,844
Umpqua Holdings Corp. (OR)	249,188	7,089,399
UnionBanCal Corp. (CA)	315,800	20,406,996
Virginia Commerce Bancorp., Inc. (VA) (I)	230,150	5,005,762
Virginia Financial Group, Inc. (VA)	152,719	4,073,016
Westamerica Bancorp. (CA)	433,075	21,588,789
Whitney Holding Corp. (LA)	630,180	19,938,895
Wilmington Trust Corp. (DE)	270,000	11,321,100
Zions Bancorp. (UT)	779,300	66,100,226

Thrifts & Mortgage Finance 5.98%		118,412,015

Astoria Financial Corp. (NY)	330,050	9,766,180
Countrywide Financial Corp. (CA)	70,848	3,080,471
Hudson City Bancorp., Inc. (NJ)	857,990	11,814,522
MAF Bancorp., Inc. (IL)	301,743	13,560,330
Sovereign Bancorp., Inc. (PA)	214,600	5,289,890
Washington Federal, Inc. (WA)	1,126,098	26,114,213
Washington Mutual, Inc. (WA)	1,094,111	48,786,409

John Hancock
Regional Bank Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 0.53%			$10,593,000

(Cost $10,593,000)

Joint Repurchase Agreement 0.53%			10,593,000

Investment in a joint repurchase agreement transaction with
Cantor Fitzgerald & Co. — Dated 1-31-07 due 2-1-07 (secured
by U.S. Treasury Inflation Indexed Notes 2.000% due
1-15-16, 2.375% due 4-15-11, 2.500% due 7-15-16 and 3.625%
due 1-15-08). Maturity value: $10,594,536	5.220%	10,593	10,593,000

Total investments (Cost $682,175,119) 100.00%			$1,980,966,890

John Hancock
Regional Bank Fund
Footnotes to Schedule of Investments
January 31, 2007 (unaudited)

(I) Non-income-producing security.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

The cost of investments owned on January 31, 2007, including short-term investments, was $682,175,119. Gross unrealized appreciation and depreciation of investments aggregated $1,301,294,314 and $2,502,543, respectively, resulting in net unrealized appreciation of $1,298,791,771.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston
Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Regional Bank Fund.

010Q1 1/07
3/07

John Hancock

MUTUAL FUNDS

John Hancock Small Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2007

John Hancock
Small Cap Equity Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 99.67%		$841,581,383

(Cost $754,815,969)

Aerospace & Defense 4.53%		38,254,989

Argon ST, Inc. (I)	457,589	10,300,328
Force Protection, Inc. (I)(K)	1,372,000	24,682,280
Force Protection, Inc. (I)	181,900	3,272,381

Apparel Retail 1.08%		9,085,685

Hibbett Sporting Goods, Inc. (I)	282,955	9,085,685

Asset Management & Custody Banks 1.22%		10,328,325

Waddell & Reed Financial, Inc. (Class A)	402,350	10,328,325

Biotechnology 2.49%		21,036,972

AtheroGenics, Inc. (I)	419,040	4,944,672
Exelixis, Inc. (I)	512,250	5,020,050
Martek Biosciences Corp. (I)	475,000	11,072,250

Broadcasting & Cable TV 0.52%		4,382,364

XM Satellite Radio Holdings, Inc. (Class A) (I)	308,400	4,382,364

Building Products 0.42%		3,523,319

Modtech Holdings, Inc. (I)	754,458	3,523,319

Casinos & Gaming 3.43%		28,932,251

Bally Technologies, Inc. (I)	505,900	9,708,221
Pinnacle Entertainment, Inc. (I)	251,000	8,667,030
Progressive Gaming International Corp. (I)	1,150,000	10,557,000

Coal & Consumable Fuels 0.92%		7,731,400

Evergreen Energy, Inc. (I)	860,000	7,731,400

Communications Equipment 0.62%		5,250,000

SeaChange International, Inc. (I)	525,000	5,250,000

Computer Hardware 3.89%		32,829,893

Stratasys, Inc. (I)	367,050	11,833,692
Trident Microsystems, Inc. (I)	1,006,047	20,996,201

Computer Storage & Peripherals 1.20%		10,159,670

LaserCard Corp. (I)(W)	920,260	10,159,670

Construction & Engineering 1.16%		9,769,149

Stantec, Inc. (Canada) (E)(I)	415,400	9,769,149

John Hancock
Small Cap Equity Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Construction & Farm Machinery & Heavy Trucks 1.19%		10,076,880

Oshkosh Truck Corp.	190,850	10,076,880

Construction Materials 1.28%		10,792,000

Headwaters, Inc. (I)	475,000	10,792,000

Consumer Finance 1.68%		14,184,560

Infinity Property & Casualty Corp.	296,500	14,184,560

Diversified Chemicals 0.55%		4,653,728

American Vanguard Corp.	278,333	4,653,728

Diversified Commercial & Professional Services 2.87%		24,214,408

Corrections Corp. of America (I)	188,900	9,203,208
Providence Service Corp. (I)	399,100	8,780,200
Quixote Corp.	300,000	6,231,000

Diversified Financial Services 4.15%		35,079,338

Euronet Worldwide, Inc. (I)	776,000	22,395,360
FTI Consulting, Inc. (I)	462,750	12,683,978

Drug Retail 0.90%		7,560,999

Matrixx Initiatives, Inc. (I)	448,724	7,560,999

Electrical Components & Equipment 3.11%		26,280,408

Color Kinetics, Inc. (I)	639,483	12,923,951
Medis Technologies Ltd. (I)	1,032,982	13,356,457

Electronic Equipment Manufacturers 4.21%		35,527,135

Actel Corp. (I)	670,000	11,966,200
FARO Technologies, Inc. (I)	555,750	13,771,485
Measurement Specialties, Inc. (I)	467,500	9,789,450

Employment Services 1.27%		10,683,200

Barrett Business Services, Inc. (I)	485,600	10,683,200

Health Care Equipment 11.46%		96,790,358

Adeza Biomedical Corp. (I)	815,329	12,735,439
Caliper Life Sciences, Inc. (I)	919,254	5,515,524
Electro-Optical Sciences, Inc. (I)(W)	697,200	3,904,320
Electro-Optical Sciences, Inc. (I)(K)(W)	177,590	845,328
Kyphon, Inc. (I)	311,800	14,589,122
Neurometrix, Inc. (I)	296,900	3,948,770
NuVasive, Inc. (I)	568,435	13,761,811
ResMed, Inc. (I)	256,800	13,502,544
Somanetics Corp. (I)	550,000	10,626,000
Sonosite, Inc.	400,000	13,000,000
Vital Images, Inc. (I)	130,000	4,361,500

John Hancock
Small Cap Equity Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Health Care Services 2.99%		25,272,090

Allscripts Healthcare Solutions, Inc. (I)	502,000	15,361,200
HealthExtras, Inc. (I)	387,750	9,910,890

Health Care Supplies 2.67%		22,542,120

ev3, Inc. (I)	467,260	8,606,929
IntraLase Corp.	366,450	9,014,670
Northstar Neuroscience, Inc. (I)	371,080	4,920,521

Home Furnishings 0.95%		8,062,429

Select Comfort Corp. (I)	437,225	8,062,429

Industrial Machinery 1.30%		10,990,953

Raven Industries, Inc.	386,597	10,990,953

Internet Software & Services 4.87%		41,131,465

aQuantive, Inc. (I)	560,750	15,028,100
Opsware, Inc. (I)	1,992,100	15,936,800
SafeNet, Inc. (I)	406,500	10,166,565

Movies & Entertainment 0.96%		8,088,283

Imax Corp. (Canada) (I)(L)(W)	2,079,250	8,088,283

Multi-Line Insurance 0.74%		6,279,175

United Fire & Casualty Co.	185,500	6,279,175

Oil & Gas Drilling 2.68%		22,671,800

InterOil Corp. (Canada) (I)	578,000	14,450,000
TETRA Technologies, Inc. (I)	355,000	8,221,800

Oil & Gas Equipment & Services 1.01%		8,519,920

Superior Energy Services, Inc. (I)	281,000	8,519,920

Oil & Gas Exploration & Production 0.38%		3,208,230

ATP Oil & Gas Corp. (I)	77,158	3,208,230

Packaged Foods & Meats 0.08%		672,215

Galaxy Nutritional Foods, Inc. (I)(W)	1,139,348	672,215

Pharmaceuticals 1.93%		16,285,246

Medicis Pharmaceutical Corp. (Class A)	429,350	16,285,246

Property & Casualty Insurance 0.93%		7,872,450

ProAssurance Corp. (I)	155,000	7,872,450

Regional Banks 5.30%		44,750,568

Boston Private Financial Holdings, Inc.	367,700	10,633,884
IBERIABANK Corp.	167,475	9,654,934
Pacific Mercantile Bancorp. (I)	300,000	4,953,000
UCBH Holdings, Inc.	395,600	7,417,500

John Hancock
Small Cap Equity Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Umpqua Holdings Corp.	425,000	12,091,250

Restaurants 3.06%		25,863,800

Buffalo Wild Wings, Inc. (I)	79,050	4,022,064
McCormick & Schmick's Seafood Restaurants, Inc. (I)	504,090	12,677,864
Texas Roadhouse, Inc. (Class A) (I)	676,800	9,163,872

Semiconductor Equipment 5.02%		42,403,276

FormFactor, Inc. (I)	475,300	19,320,945
Mattson Technology, Inc. (I)	1,204,000	10,486,840
Supertex, Inc. (I)	337,319	12,595,491

Specialty Stores 1.37%		11,527,422

A.C. Moore Arts & Crafts, Inc. (I)	570,100	11,527,422

Systems Software 3.68%		31,113,420

Access Integrated Technologies, Inc. (I)	741,500	6,844,045
Concur Technologies, Inc. (I)	857,500	12,905,375
Progress Software Corp. (I)	400,000	11,364,000

Technology Distributors 1.52%		12,828,368

Global Imaging Systems, Inc. (I)	70,000	1,347,500
iRobot Corp. (I)	628,400	11,480,868

Telecommunication Services 1.65%		13,896,000

Comtech Telecommunications Corp. (I)	386,000	13,896,000

Trucking 1.32%		11,111,622

Celadon Group, Inc. (I)	661,800	11,111,622

Wireless Telecommunication Services 1.11%		9,363,500

I.D. Systems, Inc. (I)(W)	610,000	9,363,500

Issuer	Shares	Value
Warrants 0.00%		$0

(Cost $0)

Health Care Equipment 0.00%		0

Electro-Optical Sciences, Inc. (B)	26,639	0

Systems Software 0.00%		0

Access Integrated Technologies, Inc. (B)	75,000	0

John Hancock
Small Cap Equity Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 0.33%			$2,773,600

(Cost $2,773,600)

Joint Repurchase Agreement 0.23%			1,978,000

Investment in a joint repurchase agreement transaction with
Cantor Fitzgerald LP — Dated 1-31-07, due 2-1-07 (Secured
by U.S. Treasury Inflation Indexed Notes 2.000%, due 1-15-16,
2.375%, due 4-15-11, 2.500%, due 7-15-16, and 3.625%, due
1-15-08). Maturity value: $1,978,287	5.220	1,978	1,978,000

		Shares
Cash Equivalents 0.10%			795,600

AIM Cash Investment Trust (T)		795,600	795,600

Total investments (Cost $757,589,569) 100.00%			$844,354,983

John Hancock
Small Cap Equity Fund
Footnotes to Schedule of Investments
January 31, 2007 (unaudited)

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $0 or 0.00% of the Fund's total investments as of January 31, 2007.

(E) Parenthetical disclosure of a foreign country in the security description represents country of local currency; par value is expressed in local currency.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's bylaws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(L) All or a portion of this security is on loan as of January 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2007, including short-term investments, was $757,589,569. Gross unrealized appreciation and depreciation of investments aggregated $153,416,942 and $66,651,528, respectively, resulting in net unrealized appreciation of $86,765,414.

Footnotes to Schedule of Investments - Page 1

John Hancock
Small Cap Equity Fund
Direct Placement Securities
January 31, 2007 (unaudited)

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	total investments	January 31, 2007

Electro Optical Sciences
- common stock	10-31-06	$1,012,263	0.10%	$845,328
Force Protection, Inc.
- common stock	07-21-06	$9,488,450	2.92%	$24,682,280

Direct Placement Securities

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston
Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.

370Q1 1/07
3/07

John Hancock

MUTUAL FUNDS

John Hancock Financial Industries Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2007

John Hancock
Financial Industries Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 93.58%		$883,340,382

(Cost $548,107,142)

Aerospace & Defense 0.42%		3,997,633

AerCap Holdings NV (Netherlands) (I)	150,570	3,997,633

Application Software 0.54%		5,106,187

Transaction Systems Architects, Inc. (Class A) (I)	141,250	5,106,187

Asset Management & Custody Banks 13.76%		129,913,978

Affiliated Managers Group, Inc. (I)(L)	100,100	11,151,140
Ameriprise Financial, Inc.	139,650	8,233,764
Apollo Investment Corp.	403,960	8,967,912
Bank of New York Co., Inc. (The)	941,150	37,655,411
BlackRock, Inc. (Class A)	37,200	6,240,672
Franklin Resources, Inc.	154,600	18,414,406
Kohlberg Capital Corp. (I)	131,870	2,357,836
Legg Mason, Inc.	97,750	10,249,087
State Street Corp.	375,000	26,643,750

Consumer Finance 5.03%		47,516,266

American Express Co.	551,300	32,096,686
SLM Corp.	335,500	15,419,580

Data Processing & Outsourced Services 5.87%		55,444,703

First Data Corp.	665,100	16,534,386
Fiserv, Inc. (I)	295,650	15,542,320
Western Union Co.	185,000	4,132,900
Wright Express Corp. (I)(L)	623,100	19,235,097

Diversified Banks 10.29%		97,177,240

HSBC Holdings Plc, American Depositary Receipt (ADR) (United
Kingdom) (L)	91,874	8,436,789
Kookmin Bank, ADR (South Korea)	332,670	26,457,245
U.S. Bancorp.	577,000	20,541,200
Wachovia Corp.	616,605	34,838,182
Wells Fargo & Co. (L)	192,200	6,903,824

Diversified Capital Markets 1.34%		12,614,602

UBS AG (Switzerland)	200,200	12,614,602

Insurance Brokers 1.95%		18,436,349

Aon Corp.	377,150	13,524,599
Marsh & McLennan Cos., Inc. (L)	166,500	4,911,750

John Hancock
Financial Industries Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Investment Banking & Brokerage 10.35%		97,660,405

Goldman Sachs Group, Inc. (The)	126,700	26,880,672
KBW, Inc. (I)(L)	46,470	1,354,601
Merrill Lynch & Co., Inc. (L)	398,350	37,269,626
Morgan Stanley	323,650	26,794,984
Sanders Morris Harris Group, Inc.	216,500	2,400,985
TD Ameritrade Holding Corp. (L)	167,300	2,959,537

Life & Health Insurance 6.35%		59,899,581

AFLAC, Inc.	272,800	12,988,008
Conseco, Inc. (I)	260,420	5,169,337
MetLife, Inc.	197,400	12,262,488
Prudential Financial, Inc.	330,750	29,479,748

Managed Health Care 1.19%		11,248,288

Aetna, Inc.	266,800	11,248,288

Multi-Line Insurance 8.93%		84,284,561

American International Group, Inc.	623,800	42,699,110
Assurant, Inc.	119,600	6,647,368
Genworth Financial, Inc. (Class A)	390,567	13,630,788
Hartford Financial Services Group, Inc. (The)	224,500	21,307,295

Other Diversified Financial Services 10.69%		100,935,434

Bank of America Corp.	795,855	41,846,056
Citigroup, Inc.	707,050	38,979,667
JPMorgan Chase & Co.	394,850	20,109,711

Property & Casualty Insurance 8.07%		76,127,777

ACE Ltd. (Cayman Islands)	268,000	15,485,040
Allstate Corp. (The)	106,200	6,388,992
Ambac Financial Group, Inc.	106,850	9,413,485
Assured Guaranty Ltd. (Bermuda)	348,460	9,143,590
Axis Capital Holdings Ltd. (Bermuda)	333,980	11,004,641
Berkshire Hathaway, Inc. (Class A) (I)	100	11,005,000
Employers Holdings, Inc. (I)	6,170	123,215
First American Corp.	204,850	8,681,543
OneBeacon Insurance Group Ltd. (I)	136,990	3,546,671
Tower Group, Inc.	39,750	1,335,600

Real Estate Management & Development 0.21%		1,945,576

Meruelo Maddux Properties, Inc. (I)	182,170	1,945,576

Regional Banks 2.38%		22,484,552

City National Corp.	93,500	6,725,455
M&T Bank Corp.	49,150	5,962,387
Zions Bancorp.	115,500	9,796,710

John Hancock
Financial Industries Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Reinsurance 1.92%			18,123,955

PartnerRe Ltd. (Bermuda)		162,800	11,070,400
Platinum Underwriters Holdings Ltd. (Bermuda)		236,300	7,053,555

Specialized Finance 2.90%			27,330,820

CIT Group, Inc.		152,950	9,017,932
Nasdaq Stock Market, Inc. (I)(L)		537,350	18,312,888

Specialized REIT's 0.66%			6,193,980

Host Hotels & Resorts, Inc.		234,000	6,193,980

Thrifts & Mortgage Finance 0.73%			6,898,495

Hudson City Bancorp., Inc.		500,980	6,898,495

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 6.42%			$60,606,805

(Cost $60,606,805)

Joint Repurchase Agreement 1.21%			11,468,000

Investment in a joint repurchase agreement transaction with
Cantor Fitzgerald & Co. — Dated 1-31-07, due 2-1-07 (secured by U.S. Treasury Inflation Indexed Notes 2.000% due 1-15-16,
2.375% due 4-15-11, 2.500% due 7-15-16 and 3.625% due
1-15-08). Maturity value: $11,469,663	5.220	11,468	11,468,000

		Shares
Cash Equivalents 5.21%			49,138,805

AIM Cash Investment Trust (T)		49,138,805	49,138,805

Total investments (Cost $608,713,947) 100.00%			$943,947,187

John Hancock
Financial Industries Fund
Footnotes to Schedule of Investments
January 31, 2007 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2007.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2007, including short-term investments, was $608,713,947. Gross unrealized appreciation and depreciation of investments aggregated $337,573,636 and $2,340,396, respectively, resulting in net unrealized appreciation of $335,233,240.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston
Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Financial Industries Fund.

700Q1 1/07
3/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 28, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: April 2, 2007